CHANGES IN OPERATING ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
CHANGES IN OPERATING ASSETS AND LIABILITIES
Schedule of changes in operating assets and liabilities

Year ended December 31,	2014	2013	2012
(millions of Canadian dollars)
Accounts receivable and other	(91)	(789)	(122)
Accounts receivable from affiliates	(176)	(53)	43
Inventory	(186)	(315)	42
Deferred amounts and other assets	(431)	(25)	(380)
Accounts payable and other	(829)	832	(319)
Accounts payable to affiliates	34	46	(48)
Interest payable	24	25	15
Other long-term liabilities	(66)	(130)	109
	(1,721)	(409)	(660)